Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The weighted-average number of shares of common stock outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio of 3.3028 (“Exchange Ratio”) to give effect to the reverse recapitalization treatment of the Merger. Shares of common stock issued as a result of redeemable Series X preferred stock and the conversion of shares of preferred stock outstanding pre-Merger in connection with the Closing have been included in the basic net loss per share calculation on a prospective basis.
Diluted loss per share considers the impact of potentially dilutive securities. We identified financial instruments that qualify as potential common shares: (i) the share-based options awards described in Note 12 (Stock-based Compensation), (ii) the warrants described in Note 6 (Warrant Liabilities), and (iii) the earnout liabilities described in Note 7 (Earnout Liabilities). With the exception of the Columbia Warrant, each of these potential common shares are antidilutive since their conversion to common shares would decrease loss per share from continuing operations.

The Columbia Warrant was dilutive due to the change in fair value of financial instruments during the year ended December 31, 2022.
Basic and diluted net loss per share attributable to common stockholders is calculated as follows:

	Year Ended December 31,
	2023	2022	2021
Net loss attributable to common stockholders	$(61,018)	$(36,641)	$(96,305)
Basic weighted-average common shares outstanding (1)	89,539,910	83,188,276	16,655,634
Basic loss per share for the period attributable to stockholders	$(0.68)	$(0.44)	$(5.78)
Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$—	$(18,635)	$—
Dilutive numerator	$(61,018)	$(55,276)	$(96,305)
Columbia Warrant	—	609,873	—
Diluted weighted-average common shares outstanding	89,539,910	83,798,149	16,655,634
Diluted loss per share for the period attributable to stockholders	$(0.68)	$(0.66)	$(5.78)
[1] After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).

Additionally, the following securities were not included in the computation of diluted shares outstanding because the effect would have been anti-dilutive:

	Year Ended December 31,
	2023	2022	2021
Warrants	49,184,868	49,184,868	15,931,360
Sponsor earnout shares	1,775,962	1,775,962	—
Stock options	4,909,302	6,067,313	6,864,563
Restricted stock units	3,229,915	1,459,280	—
Redeemable convertible preferred stock	—	—	6,645,215
Total	59,100,047	58,487,423	29,441,138